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Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred Investors (TEDI)
                                      LLC

                          Statement of Certification
                           Pursuant to Rule 497 (j)

Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred Investors (TEDI) LLC (the "Company") hereby certifies that the form of prospectus for the Company that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form N-2/A (File Nos. 333-128726 and 811-21817) which was filed electronically on June 29, 2006 (Accession No. 0000950103-06-001652). The Company does not use a Statement of Additional Information.

                                           Mercantile Alternative
                                           Strategies Fund
                                           for Tax-Exempt/Deferred
                                           Investors (TEDI) LLC

                                           By:    /s/ Jennifer E. Vollmer
                                                  -----------------------------
                                           Name:  Jennifer E. Vollmer
                                           Title: Secretary

                                           Date: July 6, 2006